Annual Total Returns - Leisure Portfolio [BarChart] - 02.28 Select Portfolios: Group 1 Consumer Discretionary Sector Combo PRO-21 - Leisure Portfolio - Leisure Portfolio-Default	Apr. 29, 2022
Bar Chart Table:
Annual Return 2012	11.40%
Annual Return 2013	41.72%
Annual Return 2014	8.33%
Annual Return 2015	3.32%
Annual Return 2016	6.35%
Annual Return 2017	29.05%
Annual Return 2018	(7.15%)
Annual Return 2019	28.76%
Annual Return 2020	18.40%
Annual Return 2021	21.56%